PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and Other Current Assets [Text Block]
NOTE 6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2018	2017
Prepayments for inventory	$463	$487
Prepaid rental	-	37,402
Others	2,476	-
Total	$2,939	$37,889